Note 13 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	201 9	201 8
Federal:
Current	$724	$507
Deferred	(41)	(26)
Total federal	683	481
State, current	267	186
Total	$950	$667

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	201 9		201 8
	Amount	Rate	Amount	Rate
Federal income tax at statutory rate	$719	21.0%	$560	21.0%
State tax, net of federal benefit	211	6.2	151	5.7
Stock compensation expense	30	0.9	(33)	(1.2)
Other	(10)	(0.2)	(11)	(0.5)
Total	$950	27.9%	$667	25.0%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	20 1 9	20 1 8
Deferred tax assets:
Allowance for loan losses	$468	$413
Stock-based compensation	8	7
Interest on non-accrual loans	2	2
Deferred loan fees	177	182
Organization cost	1	1
Total deferred tax assets	656	605
Deferred tax liabilities:
Bank premises and equipment	(100)	(93)
Unrealized gain on investment securities available for sale	(5)	--
Intangible	(13)	(9)
Total deferred tax liabilities	(118)	(102)

Net Deferred Tax Asset	$538	$503